RELATED PARTY TRANSACTION	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

NOTE 9 – RELATED PARTY TRANSACTION

On October 14, 2019, the Company issued 10,000,000 shares of the Series A preferred stock to Custodian Ventures LLC, the company controlled by David Lazar, the Company’s former Chief Executive Officer for forgiveness of related party debt totaling $10,000.

During the year ended October 31, 2020 and October 31, 2019, Custodian Ventures, LLC paid a total of $10,104 of expenses on behalf of the Company for payment of registration, accounting and legal fees. This loan was unsecured, non-interest bearing, and had no specific terms for repayment. During the year ended October 31, 2020, $10,104 was forgiven by Custodian Ventures LLC and the Company has recorded it as additional paid in capital.

During the year ended October 31, 2020 and six months ended April 30, 2021, Douglas Anderson, the Company’s former Chief Executive Officer, contributed $38,976 and $4,676 in cash to pay for operating expenses, respectively. This has been recorded as additional paid-in capital.

Notes Payable, Related Party

On November 19, 2021, the Company issued a note payable in the amount of $20,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of December 19, 2022. The Company agreed to issue 20,000,000 shares of its common stock for settlement of the $20,000 note payable dated November 19, 2021 to HNO Green Fuels. The note matured on December 19, 2022 and was settled in full on December 26, 2022 with the issuance of these shares. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 1, 2021, the Company issued a note payable in the amount of $500,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of January 1, 2023. During the quarter ended July 31, 2023, $15,000 of principal was repaid. At July 31, 2023, there is $485,000 of principal and $16,598 of accrued interest due on this note. This note is currently past due.

On May 31, 2022, the Company issued a note payable in the amount of $590,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of May 31, 2030.

On September 29, 2022, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of September 29, 2023.

On October 20, 2022, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of October 20, 2023.

On March 1, 2023, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of March 1, 2024.

On March 8, 2023, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of March 8, 2024.

On March 23, 2023, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of March 23, 2024.

On April 3, 2023, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of April 3, 2024.

On April 13, 2023, the Company issued a note payable in the amount of $20,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of April 13, 2024.

On April 17, 2023, the Company issued a note payable in the amount of $30,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of April 17, 2024.

As of July 31, 2023 and October 31, 2022, these current and long-term notes payable had an outstanding balance of $1,425,000 and $1,210,000, respectively.

As of July 31, 2023 and October 31, 2022, the Company has recorded $34,335 and $14,725, respectively in accrued interest in connection with these notes in the accompanying condensed financial statements.

Advances from Related Party

During the quarter ended July 31, 2023, HNO Green Fuels advanced the Company $190,000. These advances were non-interest bearing and due on demand. On July 31, 2023, the full amount of $190,000 had been repaid.

Due from Related Party

The Company loaned money to HNO Hydrogen Generators, a related party whose CEO is also the Chairman of the Company's Board of Directors. As of July 31, 2023 and October 31, 2022, the Company had a receivable of $56,392 and $56,392, respectively, from HNO Hydrogen Generators. This receivable is unsecured, non-interest bearing, and due on demand. The Company expects to collect the receivable amount.

Note 4 – Related party transactions

On October 14, 2019, the Company issued 10,000,000 shares of the Series A preferred stock to Custodian Ventures LLC, the company controlled by David Lazar, the Company’s former Chief Executive Officer for forgiveness of related party debt totaling $10,000.

During the year ended October 31, 2020 and October 31, 2019, Custodian Ventures, LLC paid a total of $10,104 of expenses on behalf of the Company for payment of registration, accounting and legal fees. This loan was unsecured, non-interest bearing, and had no specific terms for repayment. During the year ended October 31, 2020, $10,104 was forgiven by Custodian Ventures LLC and the Company has recorded it as additional paid in capital.

During the year ended October 31, 2020 and six months ended April 30, 2021, Douglas Anderson, the Company’s former Chief Executive Officer, contributed $38,976 and $4,676 in cash to pay for operating expenses, respectively. This has been recorded as additional paid-in capital.

Notes Payable, Related Party

On November 19, 2021, the Company issued a note payable in the amount of $20,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of December 19, 2022.

On December 1, 2021, the Company issued a note payable in the amount of $500,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of January 1, 2023.

On May 31, 2022, the Company issued a note payable in the amount of $590,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of May 31, 2030.

On September 29, 2022, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of September 29, 2023.

On October 20, 2022, the Company issued a note payable in the amount of $50,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and has a maturity date of October 20, 2023.

During the years ended October 31, 2022, and October 31, 2021, the Company accounted $15,758 and $0, respectively in accrued interest in connection with these notes in the accompanying financial statements.

As of October 31, 2022, and October 31, 2021, these current and long-term notes payable had an outstanding balance of $1,210,000 and $0, respectively.

Due from Related Party

The Company loaned money to HNO Hydrogen Generators, a related party whose CEO is also the Chairman of the Company's Board of Directors. As of October 31, 2022 and 2021, the Company had a receivable of $56,392 and $0, respectively, from HNO Hydrogen Generators. This receivable is unsecured, non-interest bearing, and due on demand. The Company expects to collect the receivable amount.